JPMorgan Trust I

270 Park Avenue

New York, New York 10017

April 21, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Filing Desk

Re:	JPMorgan Trust I on behalf of

JPMorgan Diversified Real Return

Fund (the “Fund”)

File No. 811-21295 and 333-103022

Ladies and Gentlemen:

We hereby submit for filing via EDGAR on behalf of JPMorgan Trust I pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “1933 Act”), and under the Investment Company Act of 1940, as amended (the “1940 Act”), Post-Effective Amendment No. 426 (Amendment No. 427 under the 1940 Act) to the Trust’s Registration Statement on Form N-1A (the “Amendment”).

The purpose of this filing is to reflect changes to the Fund’s investment strategies and associated risks. The filing also reflects a proposed new investment advisory agreement that is being submitted to shareholders for approval on June 21, 2016.

If you have any questions, please call me at (614) 213-4042.

Very truly yours,

/s/ Jessica K. Ditullio
Jessica K. Ditullio
Assistant Secretary